Financial Risk Management Objectives - Commodity Price Sensitivity (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
16% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	95.00%	28.00%
Effect on profit before tax due to change in commodity price	$ 26,926	$ 5,398
23% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	(95.00%)	(28.00%)
Effect on profit before tax due to change in commodity price	$ (26,926)	$ (5,398)